UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:


Joseph E. Sweeney			San Francisco, CA		May 6, 2002

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	21

Form 13F Information Table Value Total:		89,294






List of Other Included Managers:

NONE

<Page

NAME OF ISSUER			TITLE OF	CUSIP		VALUE		SHARES	SH/  PUT/	  INV.	OTHER	VOTING AUTH
					CLASS				X1000				RN   CALL	 DISC	MGR	SOLE    SHR   NONE


BE AEROSPACE INC             COMMON     073302101      1440       160,000     SH            SOLE     160,000
BUNGE LTD                    COMMON     G16962105      4510       220,000     SH            SOLE     220,000
CITGROUP INC                 COMMON     172967101     11796       240,000     SH            SOLE     240,000
CUBIST PHARMACEUTICALS       COMMON     229678107      1015        50,000     SH            SOLE      50,000
CLEAR CHANNEL COMM.          COMMON     184502102     12084       240,000     SH            SOLE     240,000
CYSCO SYS INC                COMMON     17275R102       333        20,000     SH            SOLE      20,000
DOW CHEMICAL                 COMMON     260543103      6540       200,000     SH            SOLE     200,000
GEORGIA PACIFIC CORP         COMMON     373298108      4882       160,000     SH            SOLE     160,000
GLOBALSANTAFE CORP           COMMON     G3930E101      3097       100,000     SH            SOLE     100,000
INTERNATIONAL GAME TECH      COMMON     459902102      5472        90,000     SH            SOLE      90,000
JP MORGAN CHASE & CO         COMMON     46625H100      9842       280,000     SH            SOLE     280,000
METRIS COMPANIES INC         COMMON     591598107      1209        60,000     SH            SOLE      60,000
OLYMPIA ENERGY INC           COMMON     68147L104       395       170,000     SH            SOLE     170,000
REEBOK INTL LTD              COMMON     758110100      3381       126,000     SH            SOLE     126,000
RADIO ONE                    COMMON     75040P405       815        40,000     SH            SOLE      40,000
SHAW GROUP INC               COMMON     820280105       603        22,000     SH            SOLE      22,000
TRAVELERS PROPERTY           COMMON     89420G109       100         5,000     SH            SOLE       5,000
UNITED AUTO GROUP INC        COMMON     909440109      4340       200,000     SH            SOLE     200,000
UNITED PARCEL SERVICE        COMMON     911312106     13248       220,000     SH            SOLE     220,000
UNITED RENTALS INC           COMMON     911363109      2750       100,000     SH            SOLE     100,000
VERSO TECHNOLOGIES           COMMON     925317109     1442      1,201,772     SH            SOLE   1,201,772



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